Equity (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation
Unrecognized compensation cost related to non-vested stock option awards	$ 3,647	$ 4,582	$ 94
Unrecognized compensation cost related to non-vested stock option awards, recognition period	3 years 6 months	9 years 2 months 16 days	1 year 2 months 8 days
Vesting period of options	4 years
Options Outstanding
Outstanding at the beginning of the period (in shares)	886,833	126,698	78,789
Grants (in shares)		794,926	50,000
Exercises (in shares)		1,560
Forfeitures/expiration (in shares)		33,231	2,091
Outstanding at the end of the period (in shares)		886,833	126,698
Exercisable at the end of the period (in shares)		184,296	90,427
Weighted Average Exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 10.05	$ 28.00	$ 37.94
Grants (in dollars per share)		$ 7.64	$ 10.72
Exercises (in dollars per share)		$ 6.58
Forfeitures/expiration (in dollars per share)		$ 13.02	$ 36.70
Outstanding at the end of the period (in dollars per share)		$ 10.05	$ 28.00
Exercisable at the end of the period (in dollars per share)		$ 18.74	$ 6.94
Remaining Average Contractual Term
Outstanding at the end of the period		9 years 2 months 16 days	7 years 3 months 4 days
Exercisable at the end of the period		10 years 22 days	6 years 6 months 14 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)		62,674	819
Exercisable at the end of the period (in dollars)		24,013	819
Total intrinsic value		3	0
Additional disclosures
Nonvested options (in shares)		702,537
Nonvested options held by consultants (in shares)		40
Cash proceeds from exercised options		$ 10	$ 0
Weighted-average fair value of options granted (in dollars per share)		$ 6.62	$ 10.72
Weighted-average assumptions used in calculating the fair value of options granted
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Risk-free interest rate (as a percent)		1.43%	4.97%
Expected stock price volatility (as a percent)		100.00%	65.00%
Expected life	6 years 6 months	6 years 6 months	5 years
Minimum
Stock-Based Compensation
Vesting period of options		1 year
Weighted-average assumptions used in calculating the fair value of options granted
Risk-free interest rate (as a percent)	1.38%
Expected stock price volatility (as a percent)	98.30%
Maximum
Stock-Based Compensation
Vesting period of options		4 years
Weighted-average assumptions used in calculating the fair value of options granted
Risk-free interest rate (as a percent)	1.43%
Expected stock price volatility (as a percent)	98.60%